Discontinued operations (Tables)	12 Months Ended
Mar. 31, 2018
Non-current Assets Held For Sale And Discontinued Operations [Abstract]
Schedule of discontinued operations

		2017	2016
	Notes	£m	£m
Profit after tax from discontinued operations		5,984	692

Other comprehensive (loss)/income
Items that will never be reclassified to profit or loss:
Remeasurement (losses)/gains of pension assets and post-retirement benefit obligations	23	(75)	129
Tax on items that will never be reclassified to profit or loss	6	13	(30)
Total items from discontinued operations that will never be reclassified to profit or loss		(62)	99
Items that may be reclassified subsequently to profit or loss:
Net losses in respect of cash flow hedges		(106)	(38)
Transferred to profit or loss in respect of cash flow hedges		233	3
Tax on items that may be reclassified subsequently to profit or loss	6	(23)	7
Total items from discontinued operations that may be reclassified subsequently to profit or loss		104	(28)
Other comprehensive income/(loss) for the year, net of tax from discontinued operations		42	71
Total comprehensive income for the year from discontinued operations		6,026	763
The summary income statement for discontinued operations for the years ended 31 March 2017 and 2016 are as follows:

	2017	2016
	£m	£m
Revenue	1,887	1,903
Operating costs	(993)	(1,043)
Operating profit[1]	894	860
Finance costs	(152)	(157)
Profit before tax from discontinued operations	742	703
Tax from discontinued operations	(79)	(11)
Profit after tax from discontinued operations	663	692
Gain on disposal of UK Gas Distribution	5,009	—
Tax on gain on disposal of UK Gas Distribution	312	—
Gain on disposal of UK Gas Distribution after tax	5,321	—
Total profit after tax from discontinued operations	5,984	692

1.
2016 includes sale preparation costs of £22 million in respect of the disposal of the UK Gas Distribution business. 2017 costs have been included as part of transaction costs in determining the gain on disposal.